Subsequent Events (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent events [Abstract]
Subsequent Events
13. Subsequent Events
The Company has evaluated subsequent events through November 23, 2022, the date the condensed consolidated financial statements were available to be issued. Except as described below, or as otherwise indicated in the footnotes, the Company has concluded that no events or transactions have occurred that require disclosure.
On October 6, 2022, the Company was advised by the Multistate that the investigation discussed in Note 8 has been closed without action and with no further action anticipated. While this particular investigation concluded in the Company’s favor, the Company may in the future be the subject of similar types of investigations or proceedings, which could result in substantial costs and a diversion of the Company’s management’s attention and resources.
The Company and Tiga Acquisition Corp., a special purpose acquisition company (“Tiga” or the “SPAC”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) on May 9, 2022. On November 1, 2022, the Company and Tiga announced that the Securities and Exchange Commission had declared effective the Form S-4 in connection with the Merger Agreement. On November 18, 2022, following the approval of the stockholders at Tiga at its Extraordinary General Meeting held on November 15, 2022, pursuant to the terms of the Merger Agreement, the Company and Tiga completed the closing of the transaction contemplated by the Merger Agreement (the “Closing”). The transaction provided the Company with $105,094 of gross proceeds. Upon Closing, the combined company was renamed Grindr Inc. and is trading on the New York Stock Exchange under the ticker “GRND”. The transaction is accounted for as a reverse recapitalization and Grindr Group has been determined to be the accounting acquirer.
On November 14, 2022, Grindr Gap LLC and Grindr Capital LLC, wholly owned subsidiaries of the Company entered into an amendment to the Credit Agreement which allowed the Company to borrow multiple term loans (the “Amendment”). The term loans have the following maximum commitment amounts, $140,800 (“Supplemental Facility I”), and $30,000 (“Supplemental Facility II”). On November 14, 2022 and November 17, 2022, the Company fully committed the full amount for Supplemental Facility I and Supplemental Facility II, respectively. The debt issuance costs related to the Amendment is $3,387 and $750 for Supplemental Facility I and Supplemental Facility II, respectively. All borrowings under the Amendment bear interest at the Secured Overnight Financing Rate (“SOFR”), with an applicable floor, plus an applicable margin as determined by the Company’s net leverage ratio. For Supplemental Facility I, the Company is required to make quarterly amortization payments of $704 on the next business day of the end of each March, June, September and December, beginning in June 2023, with the remaining aggregate principal amount payable on the maturity date on November 14, 2027 (“Supplemental Facility I Maturity Date”). The Supplemental Facility I Maturity Date may be accelerated if certain loans in the existing Credit Agreement or Supplemental Facility II are not repaid on or before their respectively maturity dates. For Supplemental Facility II, the Company is required to make amortization payments of $7,500 on the next business day of the end of June 2023 and December 2023, with the remaining aggregate principal amount payable on the maturity date on May 17, 2024.
On November 14, 2022, ahead of the close of the transaction described above, the Board of Managers approved a distribution of $2.55 per unit of Series X Ordinary Units, amounting to $283,801 to Series X Ordinary Unit holders as of the close of business on November 14, 2022 (the “Distribution”). As part of the Distribution, $155,000 was issued to Group Holdings in the form of a promissory note (the “Promissory Note”) on November 15, 2022. The Promissory Note, which would bear interest at 4.03% per annum beginning thirty days after issuance, was to be repaid no later than January 15, 2023 with all accrued interest. Group Holdings in turn issued promissory notes to its parent companies SVE and SVG totaling $155,000, SVE in turn issued a promissory note for its pro rata portion to SVG, and SVG issued a promissory note in the amount of $155,000 to San Vicente Parent LLC (a wholly owned subsidiary of San Vicente Offshore Holdings (Cayman) Limited, “SV Parent”). In addition, Catapult GP II elected to apply a portion of its distribution totaling $13,737 as a partial payment of the Note described in Note 5, in the amount of $12,020, which comprised $1,280 of the accrued interest and $10,740 of the principal. The Distribution, excluding any amounts related to the items described above, was paid on various dates in November 2022.
On November 15, 2022, Tiga Sponsor LLC (the “SPAC Sponsor”) assigned the rights and obligations under a forward purchase agreement (“FPA”) to SV Parent for $100,000 consideration. The FPA provided for the purchase of an aggregate of 5,000,000 Class A ordinary shares, plus an aggregate of 2,500,000 redeemable warrants to purchase one Class A ordinary share at $11.50 per share, for an aggregate purchase price of $50,000, or $10.00 per Class A ordinary share. Pursuant to the FPA, the holder of the FPA (the “holder”) was also granted an option to subscribe, in the holder’s sole discretion, for an additional 5,000,000 Class A ordinary shares plus an additional 2,500,000 redeemable warrants to purchase one Class A ordinary share at $11.50 per share, for an additional purchase price of $50,000, or $10.00 per Class A ordinary share. In addition, on November 15, 2022, SV Parent transferred $100,000 cash to the SPAC trust account, which was released on November 18, 2022 to Grindr Inc. as an equity contribution. In consideration for the Company’s assumption of SV Parent’s rights to receive the securities issuable by the SPAC Sponsor under the FPA, Grindr issued 7,127,896 Series X Ordinary Units to SV Cayman and entered into that certain warrant agreement with SV Cayman, pursuant to which, SV Cayman was entitled to purchase 3,563,948 Series X Ordinary Units of Grindr at a purchase price per share of $16.13. Such warrant and the Series X Ordinary Units were ultimately exchanged at the Closing into shares of Grindr Inc. Common Stock and a warrant to purchase shares of Grindr Inc. Common Stock in accordance with the terms of the Merger Agreement.
On November 16, 2022, SVE was liquidated and Group Holdings, SVG, SVA, SV Parent, San Vicente Offshore Holdings (Cayman) Limited, and SV Investments II, Inc. merged down with and into the Company. The mergers up to the SV Parent level resulted in all of the intercompany promissory notes being canceled, and the merger of SV Parent into the Company resulted in Grindr assuming the $155,000 Deferred Payment to Kunlun with a carrying value of $142,750 as of November 16, 2022. On November 17, 2022, SV Investments distributed all of its interest and warrants in the Company to San Vicente Holdings LLC, which subsequently distributed all of its interest and warrants in the Company to its equity holders. The accounting treatment for each of these transactions is reflected as a contribution of assets and liabilities between entities under common control, which does not result in a change in reporting entity requiring retrospective restatement of the historical financial statements.
In accordance with newly executed agreements between the Company and Kunlun, the Deferred Payment liability is to be settled within 10 business days of the Closing. Upon the settlement of the Deferred Payment liability, the difference between the carrying value of the Deferred Payment, at the time of settlement, and the $155,000 obligation will be recognized as a loss on extinguishment of debt in the period it is extinguished.

18. Subsequent Events
The Successor has evaluated subsequent events through May 9, 2022, the date on which the consolidated financial statements were available to be issued and concluded there were no material subsequent events that required recognition or additional disclosures in the consolidated financial statements other than as disclosed below.
On April 15, 2022, the Company and Groove Coverage Limited (“Groove”), which is 50%-owned by the president of San Vicente Holdings LLC, the ultimate parent company of the Successor, entered into an agreement for Groove to provide consulting and advisory services for the Transactions (as described below). The successful completion of the Merger (defined below) would result in the Company paying Groove $1,500 for such services.
On May 9, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Tiga Acquisition Corp. (“Tiga”), a special purpose acquisition company. Pursuant to the terms of the Merger Agreement, subject to customary closing conditions of the merger, including shareholder approval, a business combination between Tiga and the Company will be effected through the merger of a subsidiary of Tiga into the Company, with the Company surviving as the surviving company and a wholly-owned subsidiary of Tiga (the “Merger”). Once effective, all outstanding units of the Company will be converted into a number of shares of common stock of Tiga pursuant to the terms and subject to the conditions set forth in the Merger Agreement.
On May 9, 2022, SVE and Catapult Goliath entered into an agreement to amend the vesting requirement for the Series P Units. Under the amendment, the Series P Units performance-based vesting target was amended to time-based vesting from the date of the amendment through December 31, 2022.